CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income.	Total
Balance at Dec. 31, 2015	$ 1.1	$ 2,981.1	$ (3,927.4)	$ 3,092.5	$ (137.3)	$ 2,010.0
Balance (in shares) at Dec. 31, 2015	112.1
Increase (Decrease) in Stockholders' Equity
Net income attributable to common stockholders				515.8		515.8
Accretion of non-controlling interest				(83.5)		(83.5)
Other comprehensive (loss) income					(13.4)	(13.4)
Stock-based compensation		76.5				76.5
Repurchases of common stock			(805.7)			(805.7)
Dividends and dividend equivalent rights declared				(30.0)		(30.0)
Other		(11.5)				(11.5)
Other (in shares)	0.4
Balance at Dec. 31, 2016	$ 1.1	3,046.1	(4,733.1)	3,494.8	(150.7)	1,658.2
Balance (in shares) at Dec. 31, 2016	112.5
Increase (Decrease) in Stockholders' Equity
Net income attributable to common stockholders				788.7		788.7
Other comprehensive (loss) income					10.5	10.5
Stock-based compensation		75.1				75.1
Repurchases of common stock		(14.3)	(539.4)			(553.7)
Dividends and dividend equivalent rights declared				(116.4)		(116.4)
Other		(7.1)				(7.1)
Other (in shares)	0.3
Balance at Dec. 31, 2017	$ 1.1	3,099.8	(5,272.5)	4,167.1	(140.2)	1,855.3
Balance (in shares) at Dec. 31, 2017	112.8
Increase (Decrease) in Stockholders' Equity
Net income attributable to common stockholders				963.1		963.1
Other comprehensive (loss) income					2.1	2.1
Stock-based compensation		80.8				80.8
Repurchases of common stock			(443.2)			(443.2)
Dividends and dividend equivalent rights declared				(125.9)		(125.9)
Cumulative effect adjustment to retained earnings | Accounting Standards Update ASC 606				9.6		9.6
Cumulative effect adjustment to retained earnings | Accounting Standards Update ASU 2016-01				(1.5)		(1.5)
Other		(8.2)				(8.2)
Other (in shares)	0.2
Balance at Dec. 31, 2018	$ 1.1	$ 3,172.4	$ (5,715.7)	$ 5,012.4	$ (138.1)	$ 2,332.1
Balance (in shares) at Dec. 31, 2018	113.0